Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Realized and Unrealized Gains or Losses on Financial Instruments
The following has been recorded as realized and unrealized gains or losses on our derivative financial instruments during the years ended December 31, 2017, 2016 and 2015:

	Fair value adjustments
	Statement of income
Amounts in thousands of U.S. dollars	Realized (loss) / gain	Unrealized gain / (loss)	Recognized in equity

Profit and loss agreement	$(116)	$—	$—

Total year ended December 31, 2017	$(116)	$—	$—

Profit and loss agreement	$—	$1,371	$—

Total year ended December 31, 2016	$—	$1,371	$—

Profit and loss agreement	$—	$(1,255)	$—
Interest rate swaps	55	—	77

Total year ended December 31, 2015	$55	$(1,255)	$77